Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2020 Portfolio
March 31, 2022
VIPIFF2020-NPRT1-0522
1.830296.116
Domestic Equity Funds - 24.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	199,981	9,643,106
VIP Equity-Income Portfolio Investor Class (a)	396,630	10,173,560
VIP Growth & Income Portfolio Investor Class (a)	442,704	11,572,285
VIP Growth Portfolio Investor Class (a)	110,046	9,921,773
VIP Mid Cap Portfolio Investor Class (a)	75,379	2,819,925
VIP Value Portfolio Investor Class (a)	407,311	7,474,155
VIP Value Strategies Portfolio Investor Class (a)	225,260	3,651,472
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,919,007)		55,256,276

International Equity Funds - 26.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,114,356	23,109,910
VIP Overseas Portfolio Investor Class (a)	1,440,237	36,308,382
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,844,339)		59,418,292

Bond Funds - 46.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,498,714	27,036,083
Fidelity International Bond Index Fund (a)	660,149	6,284,615
Fidelity Long-Term Treasury Bond Index Fund (a)	515,689	6,796,786
VIP High Income Portfolio Investor Class (a)	757,840	3,804,357
VIP Investment Grade Bond Portfolio Investor Class (a)	5,215,807	62,224,579
TOTAL BOND FUNDS (Cost $109,835,106)		106,146,420

Short-Term Funds - 3.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $7,593,627)	7,593,627	7,593,627

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $198,192,079)	228,414,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,166
NET ASSETS - 100.0%	228,417,781

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,202,138	4,070,713	2,453,294	-	(71,160)	(712,314)	27,036,083
Fidelity International Bond Index Fund	4,936,522	1,792,794	177,985	-	(3,187)	(263,529)	6,284,615
Fidelity Long-Term Treasury Bond Index Fund	7,553,797	846,415	800,571	37,032	(64,088)	(738,767)	6,796,786
VIP Contrafund Portfolio Investor Class	11,002,491	971,233	1,136,970	100,073	(108,776)	(1,084,872)	9,643,106
VIP Emerging Markets Portfolio Investor Class	25,993,607	2,002,454	1,705,310	-	(99,791)	(3,081,050)	23,109,910
VIP Equity-Income Portfolio Investor Class	11,636,954	443,431	1,754,713	14,397	52,124	(204,236)	10,173,560
VIP Government Money Market Portfolio Investor Class 0.06%	11,023,062	1,642,239	5,071,674	377	-	-	7,593,627
VIP Growth & Income Portfolio Investor Class	13,247,011	470,387	2,187,090	24,788	637,438	(595,461)	11,572,285
VIP Growth Portfolio Investor Class	11,252,966	1,403,740	1,440,034	511,446	(166,145)	(1,128,754)	9,921,773
VIP High Income Portfolio Investor Class	5,031,393	35,810	1,062,864	1,887	(121,371)	(78,611)	3,804,357
VIP Investment Grade Bond Portfolio Investor Class	68,956,166	6,493,853	6,351,860	3,139,141	(279,568)	(6,594,012)	62,224,579
VIP Mid Cap Portfolio Investor Class	3,228,085	258,459	391,318	72,235	(33,452)	(241,849)	2,819,925
VIP Overseas Portfolio Investor Class	39,251,483	4,134,061	1,617,825	295,417	(130,551)	(5,328,786)	36,308,382
VIP Value Portfolio Investor Class	8,527,339	396,386	1,481,236	107,766	77,124	(45,458)	7,474,155
VIP Value Strategies Portfolio Investor Class	4,179,703	102,367	606,835	34,708	101,006	(124,769)	3,651,472
	252,022,717	25,064,342	28,239,579	4,339,267	(210,397)	(20,222,468)	228,414,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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